Capital Stock (Details Narrative) - USD ($)											1 Months Ended		3 Months Ended			12 Months Ended
	Jun. 28, 2019	Jun. 05, 2019	Mar. 29, 2019	Mar. 15, 2019	Jan. 10, 2019	Sep. 27, 2018	Jul. 06, 2018	May 31, 2018	Mar. 17, 2017	Dec. 15, 2016	Dec. 31, 2018	Oct. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Nov. 30, 2017
Common stock, shares authorized													200,000,000		200,000,000	200,000,000	200,000,000
Common stock, par value													$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock issued															5,906,710	15,618,572	6,733,793
Number of common stock sold										475,681
Common stock issued for services, shares	63,492												63,492			5,000
Common stock issued for services	$ 209,346												$ 200,000			$ 22,350
Acquisition stock issuances																$ 14,124,005
Number of common stock issued																	24,000
Common stock issued for exercised warrants, shares																1,972,800
Common stock issued for exercised warrants														$ 2,354,125		$ 4,767,625
Common stock issued for cashless warrant exercise, shares																10,495
Common stock issued for cashless warrant exercise
Common stock issued for convertible notes, shares		127,291	731,039										127,291			731,039
Common stock issued for convertible notes													$ 318,226			$ 1,820,865
Common stock issued for payment of legal fees, shares																49,600
Common stock issued for payment of legal fees																$ 124,000	124,000
Number of common stock issued plan																702,500
Number of common stock issued plan, value															$ 482,432	$ 1,172,974	160,000
Warrants exercise price	$ 2.40
Number of warrant to purchase shares of common stock			365,523
Convertible promissory notes		$ 300,000	$ 1,410,000														$ 1,575,000
Accrued interest payable		$ 18,226	$ 52,065													$ 22,196
Number of warrants outstanding	449,275		365,523													8,143,115
Until March 2020 [Member]
Warrants exercise price											$ 2.50
Number of warrant to purchase shares of common stock											349,060
April 2025 [Member]
Warrants exercise price											$ 1.65
Number of warrant to purchase shares of common stock											966,494
Five Years [Member]
Warrants exercise price											$ 2.00
Number of warrant to purchase shares of common stock											4,547,813
Until March 2024 [Member]
Warrants exercise price											$ 2.40
Number of warrant to purchase shares of common stock											2,279,748
Common Shares [Member]
Acquisition stock issuances, shares																6,450,002
Common stock issued for services, shares													63,492			5,000
Common stock issued for services													$ 63			$ 5
Acquisition stock issuances																$ 6,450
Common stock issued for exercised warrants, shares							1,972,800									1,972,800
Common stock issued for exercised warrants																$ 1,973
Common stock issued for cashless warrant exercise, shares																10,495
Common stock issued for cashless warrant exercise																$ 11
Common stock issued for convertible notes, shares													127,291			731,039
Common stock issued for convertible notes													$ 127			$ 731
Common stock issued for payment of legal fees, shares																	49,600
Common stock issued for payment of legal fees																	$ 50
Warrants [Member]
Weighted average price													$ 2.36		$ 2.42	$ 2.23	$ 2.23
Number of warrants to purchase of common stock were cancelled																2,974,800
Warrants [Member]
Common stock issued for exercised warrants, shares							1,972,800
Weighted average price							$ 2.42
Number of warrants to purchase of common stock were cancelled							2,974,800
2017 Equity Incentive Plan [Member]
Number of common stock issued for employee compensation					200,000
Number of common stock issued for employee compensation, value					$ 330,000
Number of common stock reserved and authorized					85,000													485,000
Number of common stock issued plan																	200,000
Number of common stock issued plan, value																	$ 250,000
SW Kenetics Inc [Member]
Acquisition stock issuances, shares																1,700,002
Acquisition stock issuances						$ 7,723,166										$ 4,624,005
Jagemann Stamping Company's [Member]
Acquisition stock issuances, shares				4,750,000												4,750,000
Acquisition stock issuances																$ 9,500,000
Patents [Member]
Acquisition stock issuances, shares																	600,000
Acquisition stock issuances																	$ 750,000
Investors [Member]
Number of common stock sold															5,614,210	5,796,336	4,640,822
Number of common stock sold, value															$ 9,263,424	$ 10,903,930	$ 6,038,900
Employees [Member]
Number of common stock issued for employee compensation																	120,000
Number of common stock issued for employee compensation, value																	$ 160,000
Employees and Directors [Member]
Number of common stock issued for employee compensation															292,500
Number of common stock issued for employee compensation, value															$ 482,624
Employees and Board of Directors [Member]
Number of common stock issued for employee compensation																702,500
Number of common stock issued for employee compensation, value																$ 1,172,974
Shareholders [Member]
Value of common stock shares																	$ 100,000
Paulson Investment Company [Member]
Common stock issued for convertible notes			$ 42,300
Debt instrument conversion rate			3.00%
Legal Advisory and Consulting Fees [Member]
Common stock issued for services, shares																	544,600
Common stock issued for services																	$ 678,625
PRIVCO Agreement [Member]
Acquisition stock issuances, shares																	604,371
Number of common stock issued									500,000
Licensing Agreements [Member] | Jeff Rann [Member]
Number of common stock issued																	100,000
Placement Agreement [Member]
Unit price of offering											$ 2.00	$ 1.65
Warrants exercise price												$ 2.00
Warrant terms											5 years	5 years
Cash fee in percentage											12.00%	12.00%
Cash fee											$ 942,828		$ 164,567		$ 1,137,211		$ 117,750
Number of warrant unissued as authorized															673,705		71,364
Fee payable in warrants shares											459,414
Placement Agreement [Member] | Maximum [Member] | June 28, 2019 [Member]
Proceeds from private placement																$ 3,546,000
Placement Agreement [Member] | Common Shares [Member]
Common stock issued															6,060,606
Value of common stock shares															$ 10,000,000
Number of common stock sold											3,828,450		898,550		5,614,210		594,702
Cash fee in percentage											12.00%
Placement Agreement [Member] | Warrants [Member]
Number of common stock sold													449,275		2,807,105		297,351
Number of common stock sold, value													$ 1,797,100		$ 9,263,424		$ 981,250
Warrants exercise price											$ 2.00
Cash fee in percentage											12.00%
Number of warrant to purchase shares of common stock											1,914,225
Warrant to purchase shares of common stock value											$ 7,656,900
Placement Agreement [Member] | Warrants [Member]
Warrant terms												7 years
Cash fee in percentage												12.00%
Placement Agreement [Member] | Investors [Member]
Unit price of offering											$ 2.00
Warrants exercise price											$ 2.40
Warrant terms											5 years
Offering consisted units description											Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.40 per share.
Placement Agreement [Member] | Investors [Member] | Maximum [Member]
Proceeds from private placement											$ 13,000,000
Second Placement Agreement [Member]
Value of common stock shares															$ 3,500,000
Second Placement Agreement [Member] | Common Shares [Member]
Number of common stock sold																1,967,886
Cash fee																$ 389,644
Second Placement Agreement [Member] | Warrants [Member]
Number of common stock sold																983,943
Number of common stock sold, value																$ 3,247,030
Two Placement Agent Agreements [Member]
Number of warrant to purchase shares of common stock																236,145
Warrant issued																981,213
Private Offering [Member]
Number of warrant to purchase shares of common stock								4,947,600
Warrant purchase agreement terms								The warrants could be called when the average price of our common stock traded at $5.00 per share or higher, for a consecutive 30 day period. This call provision was met on May 21, 2018.
January 25, 2017 Offering [Member] | Warrant One [Member]
Warrants exercise price								$ 2.50
Number of warrant to purchase shares of common stock								4,947,100
January 25, 2017 Offering [Member] | Warrant Two [Member]
Warrants exercise price								$ 1.25
Number of warrant to purchase shares of common stock								67,500
January 25, 2017 Offering [Member] | Warrant Three [Member]
Warrants exercise price								$ 0.50
Number of warrant to purchase shares of common stock								90,000